EXHIBIT 99.1

John Deere Owner Trust 2014

Statement to Noteholders

$308,000,000   Class A-1  0.20000%  Asset Backed Notes due May 01, 2015

$292,000,000   Class A-2  0.45%  Asset Backed Notes due September 15, 2016

$313,000,000   Class A-3  0.92%  Asset Backed Notes due April 16, 2018

$94,165,000   Class A-4  1.45%  Asset Backed Notes due July 15, 2020

$25,829,050  Asset Backed Certificates

Payment Date:				15-Oct-14

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$110,421,163.43
		(ii)	A-1 Note Pool Factor:	0.3585103

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$292,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$313,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$39,343,089.26
		per $1,000 original principal amount:		$127.74

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$39,343,089.26

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$18,403.53
			per $1,000 original principal amount:	$0.06

		(ii)	Class A-2 Notes:	$109,500.00
			per $1,000 original principal amount:	$0.38

		(iii)	Class A-3 Notes:	$239,966.67
			per $1,000 original principal amount:	$0.77

		(iv)	Class A-4 Notes:	$113,782.71
			per $1,000 original principal amount:	$1.21

		(v)	Total:	$481,652.91

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$847,690,065.21
		(ii)	at end of related Collection Period:	$807,696,670.23

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$835,415,213.35
		(ii)	at end of related Collection Period:	$796,072,124.09

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$71,078,074.17
		(ii)	A-1 Note Pool Factor:	0.2307730

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$292,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$313,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$706,408.39
	per $1,000 original principal amount:			$0.67
	(a)	Amount of Servicing Fee earned:		$706,408.39
	(b)	Amount of Servicing Fee paid:		$706,408.39
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,329,940.50
	(ii)	Specified Reserve Account Balance:		$10,329,940.50

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,301,627.39
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.53%

(10)	(i)	Aggregate amount of net losses for the collection period:		$40,872.86
	(ii)	Cumulative amount of net losses:		$353,397.83
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.03%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$914,036.01
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%